Bank and Other Borrowings (Details) - MYR (RM)	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Bank and Other Borrowings [Line Items]
Term insurance policy	RM 150,000
Redeemable preference shares, fair value	RM 600,000
Redeemable preference shares (in Shares)	70,547,415	38,027,579	34,412,259
Shares redeemable at fair value	RM 600,000
Loan 1 [Member]
Bank and Other Borrowings [Line Items]
Principal amount	RM 150,000
Borrowings, interest rate	5.00%
Borrowings, periodic payment	RM 3,318
Borrowings, maturity	June 2023
Loan 2 [Member]
Bank and Other Borrowings [Line Items]
Principal amount	RM 200,000
Borrowings, interest rate	3.50%
Borrowings, periodic payment	RM 3,639
Borrowings, maturity	August 2026
Loan 3 [Member]
Bank and Other Borrowings [Line Items]
Principal amount	RM 300,000
Borrowings, interest rate	3.50%
Borrowings, periodic payment	RM 6,136
Borrowings, maturity	August 2026
Credit Guarantee Corporation [Member]
Bank and Other Borrowings [Line Items]
Borrowings, threshold limit	70.00%
Redeemable Preference Shares [Member]
Bank and Other Borrowings [Line Items]
Redeemable preference shares (in Shares)	600,000
Price per redeemable preference shares (in Ringgits per share)	RM 1